STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)		Common Stock [Member]		Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Jun. 16, 2010
Ordinary shares issued June 17, 2010 (inception) at $0.02174 per share for cash		$ 1,027	[1]	$ 23,973	$ 0	$ 25,000
Ordinary shares issued June 17, 2010 (inception) at $0.02174 per share for cash (in shares)	[1]	1,026,625
Net Income (loss)		0	[1]	0	(13,728)	(13,728)
Balance at Dec. 31, 2010		1,027	[1]	23,973	(13,728)	11,272
Balance (in shares) at Dec. 31, 2010	[1]	1,026,625
Proceeds from private placement of insider warrants		0	[1]	2,310,000	0	2,310,000
Sale of 4,000,000 units March 24, 2011 at $8.00 per unit net of underwriters' discount and expenses ($1,433,766) (includes 3,387,999 shares subject to possible conversion		4,000	[1]	30,449,283	0	30,453,283
Sale of 4,000,000 units March 24, 2011 at $8.00 per unit net of underwriters' discount and expenses ($1,433,766) (includes 3,387,999 shares subject to possible conversion (in shares)	[1]	4,000,000
Proceeds subject to possible conversion of 3,387,999 shares		(3,388)	[1]	(27,642,684)	0	(27,646,072)
Proceeds subject to possible conversion of 3,387,999 shares (in shares)	[1]	(3,387,999)
Proceeds from issuance of Unit purchase option		0	[1]	100	0	100
Sale of 106,500 units March 30, 2011 at $8.00 per unit net of underwriters' discount and expenses ($29,820) (includes 106,536 shares subject to possible conversion		107	[1]	822,074	0	822,181
Sale of 106,500 units March 30, 2011 at $8.00 per unit net of underwriters' discount and expenses ($29,820) (includes 106,536 shares subject to possible conversion (in shares)	[1]	106,500
Proceeds subject to possible conversion of 106,536 shares		(107)	[1]	(868,012)	0	(868,119)
Proceeds subject to possible conversion of 106,536 shares (in shares)	[1]	(106,536)
Adjustment to proceeds subject to redemption (reduction in per share amount)		0	[1]	38,661	0	38,661
Adjustment to proceeds subject to possible conversion for shares repurchased under 10b5-1 plan		0	[1]	40,846	0	40,846
Net Income (loss)		0	[1]	0	(211,107)	(211,107)
Balance at Dec. 31, 2011		1,639	[1]	5,174,241	(224,835)	4,951,045
Balance (in shares) at Dec. 31, 2011	[1]	1,638,590
Net Income (loss)		0	[1]	0	2,199,779	2,199,779
Balance at Dec. 31, 2012		$ 1,639	[1]	$ 5,174,241	$ 1,974,944	$ 7,150,824
Balance (in shares) at Dec. 31, 2012	[1]	1,638,590

[1]	Reflects an aggregate of 123,375 ordinary shares forfeited by the Initial Shareholders on May 8, 2011 because the underwriters' over-allotment option was not exercised in full. (Note 7)